SHARE BASED COMPENSATION - Fair value of employee share options (Details) - 2019 Plan - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE BASED COMPENSATION
Risk-free interest rate	1.04%	0.82%
Expected volatility	74.49%	74.37%
Expected dividend yield	0.00%	0.00%
Exercise multiple	$ 2.20	$ 2.20
Expected post-vesting forfeiture rate	0.00%	0.00%
Fair value of share option	$ 1.0675	$ 0.6323